DISAGGREGATED REVENUES BY CUSTOMER TYPE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATED REVENUES
	Three months ended June 30,		Six months ended June 30,
In thousands	2022	2021	2022	2021
Food service revenue	$766	$130	$1,376	$294
Retail revenue	523	359	1,390	534
Net sales	$1,289	$489	$2,766	$828

In thousands	December 31, 2021	December 31, 2020
Food Service Revenue	$1,575	$169
Retail Revenue	1,280	718
Net sales	$2,855	$887